Derivative Liability - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Jan. 06, 2023	Dec. 31, 2022
Derivative Instruments, Gain (Loss) [Line Items]
Aggregate purchase price			$ 11,420
FEF Shares [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Aggregate number of shares transferred to escrow account	44,000
Aggregate purchase price		$ 11,400